Basis of preparation - New standards and amendments to IFRS (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Basis of preparation [Line Items]
Cash and cash equivalents	$ 37,168	$ 36,556	$ 35,067	$ 33,831	$ 39,269
Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application [member]
Basis of preparation [Line Items]
Cash and cash equivalents	$ 34